Note 12 - Debt (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	January 31, 2019	January 31, 2018
Credit facility	25,464	37,000

Available for use	324,536	113,000